Property, plant and equipment, intangible assets, goodwill, right-of-use assets and contract assets (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Depreciation on Straight-line Basis Over the Estimated Useful life of Assets

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets as follows:

Buildings and improvements	4% to 5%
Machinery, equipment and facilities	8% to 11%
Other	10% to 20%
Railcars	2.9% to 6%
Locomotives	3.3% to 8%
Permanent easement	3% to 4%
Furniture and fixtures	10% to 15%
Computer equipment	20%

Schedule of Property Plant and Equipment
	Land, buildings and improvements	Machinery, equipment and facilities	Railcars and locomotives(i)	Permanent easement	Construction in progress	Other	Total
Cost
At January 1, 2020	1,186,365	1,163,862	6,000,272	6,724,322	1,509,025	434,555	17,018,401
Additions	125	2,528	17,900	1,193	3,303,937	1,113	3,326,796
Disposals	(576)	(2,113)	(94,689)	—	(506)	(24,293)	(122,177)
Transfers(ii)	370,302	261,705	796,982	645,611	(2,008,901)	79,088	144,787
Effect of exchange rate fluctuations	21,028	31,252	—	—	619	17,593	70,492
At December 31, 2020	1,577,244	1,457,234	6,720,465	7,371,126	2,804,174	508,056	20,438,299
Business Combination (note 9.3)	—	—	—	—	—	41	41
Additions	1,481	7,678	1,681	6,501	3,852,472	1,326	3,871,139
Disposals	(81)	(36,189)	(123,980)	(758)	—	(86,027)	(247,035)
Transfers(ii)	416,859	538,179	1,140,723	1,378,132	(3,412,132)	14,700	76,461
Effect of exchange rate fluctuations	5,662	7,712	—	—	139	3,646	17,159
At December 31, 2021	2,001,165	1,974,614	7,738,889	8,755,001	3,244,653	441,742	24,156,064
Depreciation
At January 1, 2020	(360,434)	(532,019)	(1,914,789)	(2,020,767)	(6,870)	(30,386)	(4,865,265)
Additions	(60,907)	(138,579)	(566,259)	(517,033)	(2,048)	(34,309)	(1,319,135)
Disposals	7	1,188	90,668	—	—	20,654	112,517
Transfers(ii)	(75,174)	(38,107)	(59,353)	67,841	2,795	(19,419)	(121,417)
Impairment	(2,811)	(8,898)	(31,405)	(80,340)	(7,256)	(12,308)	(143,018)
Effect of exchange rate fluctuations	(8,054)	(15,997)	—	—	—	(9,424)	(33,475)
At December 31, 2020	(507,373)	(732,412)	(2,481,138)	(2,550,299)	(13,379)	(85,192)	(6,369,793)
Additions	(91,631)	(202,154)	(532,558)	(550,969)	—	(30,472)	(1,407,784)
Disposals	3,922	35,165	112,362	196	—	82,574	234,219
Transfers(ii)	(20,891)	21,190	59,284	(14,569)	—	(242)	44,772
Effect of exchange rate fluctuations	(2,645)	(4,331)	—	—	—	(1,949)	(8,925)
At December 31, 2021	(618,618)	(882,542)	(2,842,050)	(3,115,641)	(13,379)	(35,281)	(7,507,511)
At December 31, 2020	1,069,871	724,822	4,239,327	4,820,827	2,790,795	422,864	14,068,506
At December 31, 2021	1,382,547	1,092,072	4,896,839	5,639,360	3,231,274	406,461	16,648,553

(i)	On December 31, 2021, and 2020, wagons and locomotives in the amount of R$745,203 were pledged to guarantee bank loans.

(ii)	They are substantially transferring from property, plant and equipment under construction as a result of the capitalization of said assets.

Summary Intangible Assets and Goodwill
	Goodwill	Concession rights	Operating license	Trademarks	Customer relationships	Other	Total
Cost
At January 1, 2020	904,977	18,024,518	435,795	46,170	829,091	387,278	20,627,829
Additions	8,167	5,227	—	—	111,656	12,149	137,199
Disposals	94,892	—	—	—	—	—	94,892
Transfers	—	(48,442)	—	—	(131)	(12,474)	(61,047)
Effect of exchange rate fluctuations	—	695,140	—	(5,504)	408,470	(31,573)	1,066,533
Discontinued operation	80,684	—	—	13,541	75,861	10,919	181,005
At December 31, 2020	1,088,720	18,676,443	435,795	54,207	1,424,947	366,299	22,046,411
Additions	24,696	765	35,834	—	155,469	2,286	219,050
Disposals	(224)	(169,815)	—	—	(44)	(3,146)	(173,229)
Transfers	—	1,109,131	(92,447)	9,201	(786)	140,253	1,165,352
Exchange variation	19,625	—	—	3,232	24,481	3,361	50,699
At December 31, 2021	1,132,817	19,616,524	379,182	66,640	1,604,067	509,053	23,308,283
Amortization
At January 1, 2020	—	(2,884,699)	(236,122)	(9,201)	(410,449)	(243,699)	(3,784,170)
Additions	—	(490,100)	(11,774)	—	(86,162)	(88,988)	(677,024)
Disposals	—	17,030	—	—	111	4,817	21,958
Transfers	—	(10)	—	9,201	(390,554)	105,459	(275,904)
Effect of exchange rate fluctuations	—	—	—	—	(17,978)	(4,854)	(22,832)
At December 31, 2020	—	(3,357,779)	(247,896)	—	(905,032)	(227,265)	(4,737,972)
Additions	—	(588,411)	(11,838)	—	(116,860)	(38,524)	(755,633)
Disposals	—	152,236	—	—	114	3,828	156,178
Transfers	—	(116,305)	92,447	(9,201)	533	(146,481)	(179,007)
Effect of exchange rate fluctuations	—	—	—	—	(7,363)	(2,988)	(10,351)
At December 31, 2021	—	(3,910,259)	(167,287)	(9,201)	(1,028,608)	(411,430)	(5,526,785)
At December 31, 2020	1,088,720	15,318,664	187,899	54,207	519,915	139,034	17,308,439
At December 31, 2021	1,132,817	15,706,265	211,895	57,439	575,459	97,623	17,781,498

Summary Intangible Assets (Excluding Goodwill)
Intangible assets (excluding goodwill)	Annual rate of amortization	December 31, 2021	December 31, 2020
Comgás(i)	2.00%	8,953,495	8,425,014
Rumo(ii)	1.59%	6,752,770	6,893,650
		15,706,265	15,318,664
Operating license for port terminal	3.70%	211,895	187,899
Trademarks
Comma	Undefined	57,439	54,207
Customer relationships
Comgás	20.00%	276,811	210,038
Moove	6.00%	297,286	309,877
Other	20.00%	1,362	—
		575,459	519,915
Other
Software license	20.00%	46,770	86,090
Other	20.00%	50,853	52,944
		97,623	139,034
Total		16,648,681	16,219,719

(i)	Refers to the intangible asset for the public gas distribution service concession, which represents the right to charge users for the supply of gas, comprised of: (i) the concession rights recognized in the business combination and (ii) concession assets.

(ii)	Refers to the railroad concession right agreement of Rumo. The amount will be amortized until the end of the concession in 2079.

Summary of combined carrying amounts of goodwill allocated to each cash-generating

The combined carrying amounts of goodwill allocated to each cash-generating unit are as follows:

	December 31, 2021	December 31, 2020
Cash generating unit – Moove	916,742	882,373
Cash generating unit – Compass	94,891	94,891
Cash generating unit – Logística	100,451	100,451
Cash generating unit – Cosan – Other Business	20,733	43
	1,132,817	1,077,758

Summary of assumptions used for annual impairment test

The annual impairment test used assumptions of which we list some:

Assumptions	% annual
Risk-free fee (T-Note 10y)	1.46%
Inflation (BR)	3.00%
Inflation (US)	2.16%
Inflation (UK)	2.04%
Country risk premium (BR)	3.68%
Country risk premium (UK)	0.51%
Country risk premium (ARG)	10.21%
Market risk premium	5.63%
Tax rate (BR)	34.00%
Tax rate (UK)	19.00%
Tax rate (ARG)	30.00%

Schedule of changes in contract assets

Contract assets are measured at acquisition cost, including capitalized borrowing costs. When the assets come into operation, the depreciable values within the concession agreement are transferred to intangible assets. Comgás reassess useful lives, whenever such assessment indicates that amortization period will exceed concession contract term, a portion of the asset is converted into financial asset as it represents an account receivable from the concession authority. Such classification is in accordance with IFRIC 12 “Service Concession Arrangements.”

	Gas and Power	Moove	Total
At January 1, 2020	594,601	5,940	600,541
Additions	885,631	571	886,202
Disposals	—	—	—
Transfer to concession rights
and customer relationships	(793,542)	2,737	(790,805)
At December 31, 2020	686,690	9,248	695,938
Additions	1,020,176	37,203	1,057,379
Disposals	—	(25,439)	(25,439)
Transfer to concession rights
and customer relationships	(1,021,896)	—	(1,021,896)
At December 31, 2021	684,970	21,012	705,982

(i)	The amount of the transfers also includes a portion of the intangible asset that was reclassified to a financial asset according to the provisions of IFRIC 12.

Summary of transaction charts of right of use assets
	Land, buildings and improvements	Machinery, equipment and facilities	Freight cars and locomotives	Software	Vehicles	Port and rail infrastructure	Total
Cost
At January 1, 2020	247,430	10,718	1,038,641	66,931	14,259	3,803,954	5,181,933
Additions	124,014	18,714	864	15,438	—	3,406,560	3,565,590
Contractual adjustments	187	10,397	1,783	—	(334)	251,854	263,887
Transfers	—	—	(107,963)	—	—	—	(107,963)
Currency translation adjustments	9,197	(707)	—	—	—	—	8,490
At December 31, 2020	380,828	39,122	933,325	82,369	13,925	7,462,368	8,911,937
Business Combination (note 9.3)	3,240	—	—	—	—	—	3,240
Additions	73,039	47,554	43	—	15,219	15,108	150,963
Contractual adjustments	41,663	48,784	5,242	4,659	41	330,312	430,701
Disposals	(12,121)	(2,836)	—	—	—	—	(14,957)
Transfers	(233,296)	7,264	—	—	—	(7,475)	(233,507)
Currency translation adjustments	1,530	2,561	—	—	(86)	—	4,005
At December 31, 2021	254,883	142,449	938,610	87,028	29,099	7,800,313	9,252,382
Amortization
At January 1, 2020	(78,965)	(3,074)	(367,072)	(7,594)	(6,457)	(250,456)	(713,618)
Additions	(34,977)	(9,527)	(53,413)	(4,940)	(6,572)	(230,057)	(339,486)
Impairment	—	—	—	—	—	(966)	(966)
Transfers	—	—	59,745	—	—	—	59,745
Currency translation adjustments	(1,888)	506	—	—	—	—	(1,382)
At December 31, 2020	(115,830)	(12,095)	(360,740)	(12,534)	(13,029)	(481,479)	(995,707)
Additions	(30,838)	(16,339)	(38,478)	(4,425)	(2,131)	(322,042)	(414,253)
Transfers	75,134	(1,547)	—	—	—	26,885	100,472
Disposals	3,880	2,229	—	—	—	—	6,109
Currency translation adjustments	(265)	(1,506)	—	—	35	—	(1,736)
At December 31, 2021	(67,919)	(29,258)	(399,218)	(16,959)	(15,125)	(776,636)	(1,305,115)
At December 31, 2020	264,998	27,027	572,585	69,835	896	6,980,889	7,916,230
At December 31, 2021	186,964	113,191	539,392	70,069	13,974	7,023,677	7,947,267

Summary of balances of investment properties

The balances of investment properties are shown below:

Investment property
December 31, 2020	—
Subsidiary acquisition (Note 9.3)	3,875,752
Variation in fair value, net	17,116
Provision of Real Estate Transfer Tax	(6,450)
Other	278
December 31, 2021	3,886,696